Financial Instruments and Risk Management - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities
Cash and cash equivalents	$ 3,650	$ 3,484	$ 1,729
Total credit facilities	6,289
Total unutilized credit facilities	5,564
Timing of cash outflows related to trade and other payables and debt
Trade and Other Payables	7,449	8,090
Gross Derivative Liabilities	3,646	5,140
Debt	16,292	17,379
Lease Liabilities	7,043	6,873
Within one year
Timing of cash outflows related to trade and other payables and debt
Trade and Other Payables	7,449	8,090
Gross Derivative Liabilities	3,077	4,084
Debt	1,500	1,587
Lease Liabilities	888	852
2 to 3 years
Timing of cash outflows related to trade and other payables and debt
Gross Derivative Liabilities	569	1,056
Debt	1,846	2,037
Lease Liabilities	1,346	1,404
4 to 5 years
Timing of cash outflows related to trade and other payables and debt
Debt	1,591	1,330
Lease Liabilities	938	943
Over 5 years
Timing of cash outflows related to trade and other payables and debt
Debt	11,355	12,425
Lease Liabilities	3,871	3,674
Liquidity Risk
Timing of cash outflows related to trade and other payables and debt
Derivative liabilities, net	74	71
Derivative financial liabilities	3,646	5,140
Derivative financial assets	$ 3,572	$ 5,069